CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENTHETICALS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	62,021,930	62,021,930	61,962,449	61,962,449
Common stock, shares outstanding (in shares)	62,021,930	62,021,930	61,962,449	61,962,449
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	62,021,930	62,021,930	61,962,449	61,962,449
Common stock, shares outstanding (in shares)	62,021,930	62,021,930	61,962,449	61,962,449
Amount Restricted To Transfer From Subsidiary To Parent	¥ 615,590	$ 84,487	¥ 607,041	$ 83,326